J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 7, 2018

to the Summary Prospectus and Prospectus

dated July 1, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Tax Aware High Income Fund (the “Fund”) in the “Risk/Return Summary — Management” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Wayne Godlin	2018	Managing Director
Jennifer Tabak	2007	Managing Director
Richard Taormina	2007	Managing Director
Kevin Ellis	2018	Executive Director
Chad A. Engelbert	2013	Executive Director

In addition, the first and second paragraphs in the “The Funds’ Management and Administration — The Portfolio Managers — Tax Aware High Income Fund” section of the Prospectus is hereby deleted in its entirety and replaced by the following:

The portfolio management team for the Fund consists of Wayne Godlin, Jennifer Tabak, Richard Taormina, Kevin Ellis and Chad Engelbert who are responsible for the day-to-day management of the Fund.

An employee since 2018, Mr. Godlin, Managing Director, is a senior portfolio manager for the Tax Aware Strategies team focusing on high yield municipal bonds and is the lead portfolio manager responsible for the day-to-day management of the Fund’s investments. Mr. Godlin has over thirty years of municipal bond market experience in both credit analysis and portfolio management, with a focus on analyzing and managing high yield municipal bond portfolios. Previously, Mr. Godlin was a Consultant, evaluating client municipal bond portfolios, at Herbert J. Sims & Co. from 2017 to 2018 and a Senior Portfolio Manager and a member of the Investment Policy Committee at AllianceBernstein Asset Management from 2009 to 2016. Ms. Tabak, Managing Director and CFA charterholder, is responsible for overseeing the credit analysis for the tax-exempt securities in the Fund. Previously, Ms. Tabak was a senior fixed income research analyst responsible for research and analysis of the housing, non-profit and student loan sectors of the tax exempt market. An employee of JPMIM or a predecessor firm since 1991, Ms. Tabak served in a research analyst role from 1996 to 2005 and has experience in a variety of market sectors, including money market funds and corporate bonds. Mr. Taormina, Managing Director, is a portfolio manager in the Tax Aware Fixed Income Group and is responsible for overseeing the Fund’s investments in taxable and tax-exempt securities. An employee since 1997, Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis. Mr. Ellis, CFA charterholder and Executive Director, is a portfolio manager in the U.S. Fixed Income Group. An employee of JPMIM and/or its affiliates since May 2003, he is responsible for managing separate accounts in the Municipal Bond Group. Mr. Engelbert, CFA charterholder and Executive Director, is responsible for the day-to-day management of the Fund’s investments in taxable securities. An employee of JPMIM or predecessor firms since 2000, Mr. Engelbert has 17 years of investment experience. He is a leverage loan and short duration portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-TAHI-618

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 7, 2018

to the Statement of Additional Information

dated July 1, 2017 as supplemented

Effective immediately, the information in the first and second tables with respect to the JPMorgan Tax Aware High Income Fund (the “Fund”) in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Tax Aware High Income Fund
Jennifer Tabak	3	$736,836	1	$51,406	3	$3,806,317
Wayne Godlin*	0	0	0	0	0	0
Richard Taormina	7	6,922,659	0	0	2	63,657
Chad A. Engelbert	1	1,789,786	1	115,091	0	0
Kevin Ellis**	3	6,576,632,818	0	0	113	2,050,963,003

*	As of February 22, 2018
**	As of February 28, 2018

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Tax Aware High Income Fund
Jennifer Tabak	0	$0	0	$0	0	$0
Wayne Godlin*	0	0	0	0	0	0
Richard Taormina	0	0	0	0	0	0
Chad A. Engelbert	0	0	0	0	0	0
Kevin Ellis**	0	0	0	0	0	0

*	As of February 22, 2018
**	As of February 28, 2018

Effective immediately, the information in the table with respect to the Fund in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section is hereby deleted in its entirety and replaced with the following:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Tax Aware High Income Fund
Jennifer Tabak	X
Wayne Godlin*	X
Richard Taormina	X
Chad A. Engelbert		X
Kevin Ellis**	X

*	As of February 22, 2018
**	As of February 28, 2018

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-TAHI-618